SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Dec. 31, 2022 USD ($)
Future commitments 2023	$ 3,310,253
Future commitments 2024	12,332,495
Future commitments 2025 and beyond	101,162,072
Citarum Block PSC [Member]
Future commitments 2023
Future commitments 2024	996,182	[1]
Future commitments 2025 and beyond	38,253,818	[1]
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Future commitments 2023		[1]
Future commitments 2024	150,000	[1]
Future commitments 2025 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments 2023		[1]
Future commitments 2024	846,182	[1]
Future commitments 2025 and beyond	5,203,818	[1]
Citarum Block PSC [Member] | Sure Three D Seismic [Member]
Future commitments 2023		[1]
Future commitments 2024		[1]
Future commitments 2025 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Drilling [Member]
Future commitments 2023		[2],[3]
Future commitments 2024		[2],[3]
Future commitments 2025 and beyond	30,000,000	[2],[3]
Kruh Block KSO [Member]
Future commitments 2023	3,310,253
Future commitments 2024	11,336,313
Future commitments 2025 and beyond	62,908,254
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments 2023		[1]
Future commitments 2024	1,250,000	[1]
Future commitments 2025 and beyond		[1]
Kruh Block KSO [Member] | Drilling [Member]
Future commitments 2023		[1],[2]
Future commitments 2024	6,000,000	[1],[2]
Future commitments 2025 and beyond	15,000,000	[1],[2]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Future commitments 2023	2,151,043	[4]
Future commitments 2024	3,039,964	[4]
Future commitments 2025 and beyond	45,624,287	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Future commitments 2023
Future commitments 2024	100,000
Future commitments 2025 and beyond	1,300,000
Kruh Block KSO [Member] | G And G Studies [Member]
Future commitments 2023	200,000	[1]
Future commitments 2024	100,000	[1]
Future commitments 2025 and beyond	500,000	[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments 2023	476,323	[1]
Future commitments 2024	758,355	[1]
Future commitments 2025 and beyond		[1]
Kruh Block KSO [Member] | Workover [Member]
Future commitments 2023	144,893
Future commitments 2025 and beyond
Kruh Block KSO [Member] | Certification [Member]
Future commitments 2023	250,000
Future commitments 2025 and beyond
Kruh Block KSO [Member] | Abandonment And Site Restoration [Member]
Future commitments 2023	87,994	[1]
Future commitments 2024	87,994	[1]
Future commitments 2025 and beyond	$ 483,967	[1]

[1]	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[3]	Includes one exploration and two delineation wells.
[4]	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.